Restatements (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
CONTINUING OPERATIONS:
REVENUES	$ 35	$ 753	$ 1,062	$ 558
COST OF REVENUES	45	430	699	243
GROSS PROFIT (LOSS)	(10)	323	363	315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation			4,848	25,962
Professional fees and consulting, including share-based compensation			1,315	4,812
Selling, general and administrative	1,550	2,091	1,671	1,677
Depreciation, amortization, and impairment	77	309	3,357	818
Research and development	897	870	3,320	5,576
Total operating expenses	2,524	3,270	14,511	38,845
Loss from continuing operations before other expenses	(2,534)	(2,947)	(14,148)	(38,530)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities	945	321	3,160	9,316
Interest expense, net of interest income	(59)	(11)	(417)	(55)
Total other expenses	886	310	2,743	9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(1,648)	(2,637)	(11,405)	(29,269)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations		(590)	(2,300)	(4,181)
Gain on disposal of discontinued operations	2		57	636
Total discontinued operations	2	(590)	(2,243)	(3,545)
PROVISION FOR INCOME TAXES			(2)	(22)
NET LOSS	(1,646)	(3,227)	(13,650)	(32,836)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	$ (1,646)	$ (3,227)	$ (13,650)	$ (32,836)
NET LOSS PER SHARE
Basic and diluted: Continuing operations	$ (0.03)	$ (0.06)	$ (0.23)	$ (0.64)
Discontinued operations		(0.01)	(0.04)	(0.08)
Total	$ (0.03)	$ (0.07)	$ (0.27)	$ (0.72)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	53,819	48,960	51,010	45,500
As Reported [Member]
CONTINUING OPERATIONS:
REVENUES		$ 753		$ 558
COST OF REVENUES		430		243
GROSS PROFIT (LOSS)		323		315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation				25,962
Professional fees and consulting, including share-based compensation				4,812
Selling, general and administrative		2,091		1,677
Depreciation, amortization, and impairment		309		818
Research and development		870		5,576
Total operating expenses		3,270		38,845
Loss from continuing operations before other expenses		(2,947)		(38,530)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities
Interest expense, net of interest income		(11)		(55)
Total other expenses		(11)		(55)
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES		(2,958)		(38,585)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations		(590)		(4,181)
Gain on disposal of discontinued operations				636
Total discontinued operations		(590)		(3,545)
PROVISION FOR INCOME TAXES				22
NET LOSS		(3,548)		(42,152)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST		$ (3,548)		$ (42,152)
NET LOSS PER SHARE
Basic and diluted: Continuing operations		$ (0.06)		$ (0.85)
Discontinued operations		(0.01)		(0.08)
Total		$ (0.07)		$ (0.93)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted		48,960		45,500
Restatement Adjustment [Member]
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities		$ 321		$ 9,316
Total other expenses		321		9,316
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES		321		9,316
DISCONTINUED OPERATIONS:
Gain on disposal of discontinued operations
PROVISION FOR INCOME TAXES
NET LOSS		321		9,316
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST		321		$ 9,316
NET LOSS PER SHARE
Basic and diluted: Continuing operations				$ (0.21)
Total				$ 0.21
As Restated [Member]
CONTINUING OPERATIONS:
REVENUES		753		$ 558
COST OF REVENUES		430		243
GROSS PROFIT (LOSS)		323		315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation				25,962
Professional fees and consulting, including share-based compensation				4,812
Selling, general and administrative		2,091		1,677
Depreciation, amortization, and impairment		309		818
Research and development		870		5,576
Total operating expenses		3,270		38,845
Loss from continuing operations before other expenses		(2,947)		(38,530)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities		321		9,316
Interest expense, net of interest income		(11)		(55)
Total other expenses		310		9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES		(2,637)		(29,269)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations		(590)		(4,181)
Gain on disposal of discontinued operations				636
Total discontinued operations		(590)		(3,545)
PROVISION FOR INCOME TAXES				22
NET LOSS		(3,548)		(32,836)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST		$ (3,548)		$ (32,836)
NET LOSS PER SHARE
Basic and diluted: Continuing operations		$ (0.06)		$ (0.64)
Discontinued operations		(0.01)		(0.08)
Total		$ (0.07)		$ (0.72)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted		48,960		45,500